Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-A

Servicer Report

Collection Period Start	1-Aug-17	Distribution Date	15-Sep-17
Collection Period End	31-Aug-17	30/360 Days	30
Beg. of Interest Period	15-Aug-17	Actual/360 Days	31
End of Interest Period	15-Sep-17

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,444,959,096.94	1,399,784,136.18	1,375,672,582.44	0.9520495
Total Securities		1,444,959,096.94	1,399,784,136.18	1,375,672,582.44	0.9520495
Class A-1 Notes	1.300000%	152,000,000.00	106,825,039.24	82,713,485.50	0.5441677
Class A-2a Notes	1.640000%	300,000,000.00	300,000,000.00	300,000,000.00	1.0000000
Class A-2b Notes	1.426670%	250,000,000.00	250,000,000.00	250,000,000.00	1.0000000
Class A-3 Notes	1.910000%	400,000,000.00	400,000,000.00	400,000,000.00	1.0000000
Class A-4 Notes	2.040000%	97,300,000.00	97,300,000.00	97,300,000.00	1.0000000
Certificates	0.000000%	245,659,096.94	245,659,096.94	245,659,096.94	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	24,111,553.74	119,584.70	158.6286430	0.7867414
Class A-2a Notes	0.00	410,000.00	0.0000000	1.3666667
Class A-2b Notes	0.00	307,130.35	0.0000000	1.2285214
Class A-3 Notes	0.00	636,666.67	0.0000000	1.5916667
Class A-4 Notes	0.00	165,410.00	0.0000000	1.7000000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	24,111,553.74	1,638,791.72

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					17,896,392.00
Monthly Interest					6,889,384.41

Total Monthly Payments					24,785,776.41
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					570,393.25
Aggregate Sales Proceeds Advance					913,419.03

Total Advances					1,483,812.28
Vehicle Disposition Proceeds:
Reallocation Payments					1,761,017.28
Repurchase Payments					0.00
Net Auction Proceeds					0.00
Recoveries					0.00
Net Liquidation Proceeds					4,816,173.57
Excess Wear and Tear and Excess Mileage					2,441.63
Remaining Payoffs					0.00
Net Insurance Proceeds					1,500,445.15
Residual Value Surplus					38,955.41

Total Collections					34,388,621.73

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination		1,290,046.28			77
Involuntary Repossession		—			—
Voluntary Repossession		470,971.00			27
Full Termination		—			—
Bankruptcy		—			—
Insurance Payoff			1,485,966.87		77
Customer Payoff				53,426.30	2
Grounding Dealer Payoff				3,185,465.47	125
Dealer Purchase				1,361,650.83	49

Total		1,761,017.28	1,485,966.87	4,600,542.60	357

NISSAN AUTO LEASE TRUST 2017-A

Servicer Report

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance—Beginning of Period	70,272	1,728,245,399.08	7.00000%	1,399,784,136.18
Total Depreciation Received		(21,857,252.19)		(16,471,458.76)
Principal Amount of Gross Losses	(125)	(2,960,549.95)		(2,423,924.10)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(65)	(1,379,194.21)		(1,085,580.06)
Scheduled Terminations	(195)	(4,973,728.15)		(4,130,590.82)

Pool Balance—End of Period	69,887	1,697,074,674.58		1,375,672,582.44
Remaining Pool Balance
Lease Payment				514,632,842.47
Residual Value				861,039,739.97

Total				1,375,672,582.44

III. DISTRIBUTIONS

Total Collections					34,388,621.73
Reserve Amounts Available for Distribution					0.00

Total Available for Distribution					34,388,621.73
1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					563,242.23
3. Reimbursement of Sales Proceeds Advance					776,892.97
4. Servicing Fee:
Servicing Fee Due					1,166,486.78
Servicing Fee Paid					1,166,486.78
Servicing Fee Shortfall					0.00

Total Trustee, Advances and Servicing Fee Paid					2,506,621.98
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					119,584.70
Class A-1 Notes Monthly Interest Paid					119,584.70
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					410,000.00
Class A-2a Notes Monthly Interest Paid					410,000.00
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					307,130.35
Class A-2b Notes Monthly Interest Paid					307,130.35
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					636,666.67
Class A-3 Notes Monthly Interest Paid					636,666.67
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

NISSAN AUTO LEASE TRUST 2017-A

Servicer Report

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	165,410.00
Class A-4 Notes Monthly Interest Paid	165,410.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,638,791.72
Total Note and Certificate Monthly Interest Paid	1,638,791.72
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	30,243,208.03
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	24,111,553.74
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	24,111,553.74
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	6,131,654.29

NISSAN AUTO LEASE TRUST 2017-A

Servicer Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,224,795.48
Required Reserve Account Amount			21,674,386.46
Beginning Reserve Account Balance			21,674,386.46
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			21,674,386.46
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			6,131,654.29
Gross Reserve Account Balance			27,806,040.75
Remaining Available Collections Released to Seller			6,131,654.29
Total Ending Reserve Account Balance			21,674,386.46

V. POOL STATISTICS

Weighted Average Remaining Maturity			22.87
Monthly Prepayment Speed			61%
Lifetime Prepayment Speed			56%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,973,115.52
Securitization Value of Defaulted Receivables and Casualty Receivables		2,423,924.10	125
Aggregate Defaulted and Casualty Gain (Loss)		(450,808.58)
Pool Balance at Beginning of Collection Period		1,399,784,136.18
Net Loss Ratio
Current Collection Period		-0.0322%
Preceding Collection Period		0.0030%
Second Preceding Collection Period		-0.0056%
Third Preceding Collection Period		0.0000%
Cumulative Net Losses for all Periods		0.0339%	489,147.45

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.39%	5,399,801.88	277
61-90 Days Delinquent	0.16%	2,179,226.32	114
91-120+ Days Delinquent	0.04%	499,825.86	24
More than 120 Days	0.00%	23,019.24	1

Total Delinquent Receivables:	0.58%	8,101,873.30	416

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.19%	0.20%
Preceding Collection Period		0.09%	0.09%
Second Preceding Collection Period		0.00%	0.00%
Third Preceding Collection Period		0.00%	0.00%
60 Day Delinquent Receivables		3,080,551.93
Delinquency Percentage		0.22%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		1,290,046.28	77
Securitization Value		1,423,584.74	77

Aggregate Residual Gain (Loss)		(133,538.46)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		2,432,845.80	141
Cumulative Securitization Value		2,715,826.82	141

Cumulative Residual Gain (Loss)		(282,981.02)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			1,084,220.72
Reimbursement of Outstanding Advance			776,892.97
Additional Advances for current period			913,419.03

Ending Balance of Residual Advance			1,220,746.78

Beginning Balance of Payment Advance			1,486,445.23
Reimbursement of Outstanding Payment Advance			563,242.23
Additional Payment Advances for current period			570,393.25

Ending Balance of Payment Advance			1,493,596.25

NISSAN AUTO LEASE TRUST 2017-A

Servicer Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO
2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO
3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO
4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO
5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO
6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO